Segment information - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales		R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Other non-current assets		92,011,375	100,804,158
Brazil [member]
Disclosure of geographical areas [line items]
Net sales		34,743,725	38,185,302	33,816,723
Other non-current assets		89,460,884	97,433,283
Europe [member]
Disclosure of geographical areas [line items]
Net sales	[1]	3,189,394	3,100,762	3,050,235
Other non-current assets	[1]	382,446	761,716
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	[2]	278,167	304,074	144,853
Other non-current assets	[2]	34,375	46,929
United States of America
Disclosure of geographical areas [line items]
Net sales		2,166,395	2,360,604	2,456,686
Other non-current assets		2,133,670	2,562,230
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales	[3]	40,915
Other non-current assets	[3]

[1]	England, France, Spain and Portugal;
[2]	Argentina, Bolivia, Uruguay and Paraguay; and
[3]	Singapore, United Arab Emirates and Oceania.